Provisions - Spanish Entities - Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	€ (618)
Post-Employment Plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	5,912	€ 4,856	€ 4,979
Net inclusion of entities in the Group	(36)	1,563
Current service cost	18	16	11
Interest cost	99	94	95
Pre-retirement cost	1		6
Effect of curtailment/settlement	(4)	(2)	(21)
Benefits paid	(423)	(388)	(353)
Benefits paid due to settlements		(260)
Past service cost	3		6
Actuarial (gains)/losses	(145)	57	136
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	(21)	(7)	15
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	(124)	64	121
Exchange differences and other items	2	(24)	(3)
Net defined benefit liability (asset) at end of period	5,427	5,912	4,856
Other similar obligations | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	1,660	1,657	1,813
Net inclusion of entities in the Group		202
Current service cost	1	1	1
Interest cost	18	21	27
Pre-retirement cost	208	248	355
Benefits paid	(617)	(490)	(570)
Past service cost	5
Actuarial (gains)/losses	6	13	6
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	(3)	10	(1)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	9	3	7
Exchange differences and other items	(77)	8	25
Net defined benefit liability (asset) at end of period	1,204	€ 1,660	€ 1,657
SPAIN
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	€ 65